Income Taxes - Summary of Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Estimated net operating loss carryforward	$ 3,355,180	$ 2,218,618
Estimated research and development credits	2,686,666	2,244,047
Accruals and other	2,560,417	2,273,838
Deferred rent	90,866	164,821
Gross deferred tax assets	8,693,129	6,901,324
Less valuation allowance	$ (8,693,129)	$ (6,901,324)